REVENUE - Unsatisfied Portions of Performance Obligations (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	$ 3,239
2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	2,045
2023
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	795
2024
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	218
Thereafter
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	$ 181